Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Such related party transactions were as follows for the periods indicated:

	Year Ended
	December 31, 2015 $	December 31, 2014 $	December 31, 2013 $
Voyage revenues(i)	35,887	37,596	34,573
Vessel operating expenses	(19,914)	(12,703)	(10,847)
General and administrative expenses(ii)	(14,485)	(13,708)	(11,959)

(i)	Commencing in 2008, the Arctic Spirit and Polar Spirit were time-chartered to Teekay Corporation at a fixed-rate for a period of ten years (plus options exercisable by Teekay Corporation to extend up to an additional 15 years).
(ii)	Includes commercial, strategic, advisory, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our General Partner for costs incurred on the Partnership’s behalf.